Allowance for Losses on Loans - Allowance for Losses on Loans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning allowance	$ 116,741	$ 133,147
Charge-offs	(15,099)	(34,101)
Recoveries	29,463	16,345
Provisions & Transfers	(18,758)	1,350
Ending allowance	112,347	116,741
Single-family residential
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning allowance	64,184	81,815
Charge-offs	(8,529)	(20,947)
Recoveries	17,684	9,416
Provisions & Transfers	(10,576)	(6,100)
Ending allowance	62,763	64,184
Construction - speculative
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning allowance	8,407	12,060
Charge-offs	(949)	(1,446)
Recoveries	97	501
Provisions & Transfers	(813)	(2,708)
Ending allowance	6,742	8,407
Construction - custom
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning allowance	882	347
Charge-offs	0	(481)
Recoveries	0	0
Provisions & Transfers	813	1,016
Ending allowance	1,695	882
Land - acquisition & development
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning allowance	9,165	15,598
Charge-offs	(541)	(3,983)
Recoveries	3,071	4,105
Provisions & Transfers	(6,103)	(6,555)
Ending allowance	5,592	9,165
Land - consumer lot loans
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning allowance	3,552	4,937
Charge-offs	(658)	(1,363)
Recoveries	22	40
Provisions & Transfers	161	(62)
Ending allowance	3,077	3,552
Multi-family
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning allowance	3,816	5,280
Charge-offs	0	(1,043)
Recoveries	0	171
Provisions & Transfers	432	(592)
Ending allowance	4,248	3,816
Commercial real estate
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning allowance	5,595	1,956
Charge-offs	(105)	(747)
Recoveries	33	17
Provisions & Transfers	2,025	4,369
Ending allowance	7,548	5,595
Commercial & industrial
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning allowance	16,614	7,626
Charge-offs	(826)	(1,145)
Recoveries	5,043	95
Provisions & Transfers	(4,304)	10,038
Ending allowance	16,527	16,614
HELOC
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning allowance	1,002	965
Charge-offs	(48)	(163)
Recoveries	0	0
Provisions & Transfers	(26)	200
Ending allowance	928	1,002
Consumer
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning allowance	3,524	2,563
Charge-offs	(3,443)	(2,783)
Recoveries	3,513	2,000
Provisions & Transfers	(367)	1,744
Ending allowance	$ 3,227	$ 3,524